Commitments - Schedule of Capital Commitment (Details) - AUD ($)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Property, plant and equipment	$ 42,285	$ 69,333	$ 175,284
Property Plant and Equipment [Member]
Statement Line Items [Line Items]
Property, plant and equipment	$ 466,560